Derivative Liability Disclosure: Schedule of Derivatives Instruments Fair Value (Tables)	Mar. 31, 2023
Tables/Schedules
Schedule of Derivatives Instruments Fair Value

	Initial Valuations (on new derivative instruments entered into during the three months ended March 31, 2023)	March 31, 2023
Volatility	-	628% to 637%
Expected Remaining Term (in years)	-	0.08 to 0.51
Risk Free Interest Rate	-	4.74 to 4.94%
Expected dividend yield	-	None